UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C.
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915-2864

Signature, Place, and Date of Signing:

     /s/ Michael A. Elrad     Chicago, IL/USA     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $272,478 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201     6900   185096 SH       SOLE                   185096        0        0
ANNALY CAP MGMT INC            COM              035710409     1414   101643 SH       SOLE                   101643        0        0
ARCHSTONE SMITH TR             COM              039583109    10962   188326 SH       SOLE                   188326        0        0
AVALONBAY CMNTYS INC           COM              053484101    16156   124227 SH       SOLE                   124227        0        0
BEAZER HOMES USA INC           COM              07556Q105     7922   168514 SH       SOLE                   168514        0        0
EQUITY OFFICE PROPERTIES TRU   COM              294741103    13165   273301 SH       SOLE                   273301        0        0
HEALTH CARE PPTY INVS INC      COM              421915109     4845   131587 SH       SOLE                   131587        0        0
HILTON HOTELS CORP             COM              432848109    37493  1074288 SH       SOLE                  1074288        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    25042  1020060 SH       SOLE                  1020060        0        0
ISTAR FINL INC                 COM              45031U101     8440   176489 SH       SOLE                   176489        0        0
M D C HLDGS INC                COM              552676108    18616   326318 SH       SOLE                   326318        0        0
MACERICH CO                    COM              554382101    12040   139079 SH       SOLE                   139079        0        0
MARRIOTT INTL INC NEW          CL A             571903202     7735   162100 SH       SOLE                   162100        0        0
MFA MTG INVTS INC              COM              55272X102     4352   565934 SH       SOLE                   565934        0        0
MILLS CORP                     COM              601148109     9913   495646 SH       SOLE                   495646        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     6466   213951 SH       SOLE                   213951        0        0
RECKSON ASSOCS RLTY CORP       COM              75621K106     3319    72786 SH       SOLE                    72786        0        0
REGENCY CTRS CORP              COM              758849103    10703   136924 SH       SOLE                   136924        0        0
SBA COMMUNICATIONS CORP        COM              78388J106     2495    90736 SH       SOLE                    90736        0        0
SL GREEN RLTY CORP             COM              78440X101    29603   222947 SH       SOLE                   222947        0        0
SUNRISE SENIOR LIVING INC      COM              86768K106     3972   129312 SH       SOLE                   129312        0        0
TOLL BROTHERS INC              COM              889478103    27761   861330 SH       SOLE                   861330        0        0
VENTAS INC                     COM              92276F100     3164    74752 SH       SOLE                    74752        0        0